Reverse Recapitalization and Related Transactions	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization and Related Transactions

Note 4 — Reverse Recapitalization and Related Transactions

Upon the consummation of the Business Combination, in accordance with the terms and conditions of the Business Combination Agreement, all issued and outstanding Legacy Archer common stock was converted into shares of common stock of New Archer at the Exchange Ratio. Additionally, upon closing the Business Combination, Legacy Archer received $257.6 million in cash proceeds released from Atlas’ trust account, after redemptions of $242.4 million. At the closing of the Business Combination, each non-redeemed outstanding share of Atlas Class A common stock was converted into one share of Class A common stock of New Archer.

Upon consummation of the Business Combination, the shares of Legacy Archer held by Legacy Archer stockholders converted into 124,735,762 shares of common stock of New Archer, including 54,987,838 shares of Class A common stock and 69,747,924 shares of Class B common stock.

While the legal acquirer in the Business Combination was Atlas, for accounting and financial reporting purposes under U.S. GAAP, Legacy Archer is the accounting acquirer and the Business Combination was accounted for as a “reverse recapitalization.” A reverse recapitalization does not result in a new basis of accounting, and the financial statements of the combined entity represent the continuation of the financial statements of Legacy Archer in many respects. Under this method of accounting, Atlas was treated as the “acquired” company. Accordingly, the consolidated assets, liabilities, and results of operations of Legacy Archer became the historical financial statements of New Archer, and Atlas’ assets and liabilities were consolidated with Legacy Archer’s on the Closing Date. Operations prior to the Business Combination are presented as those of New Archer in reports subsequent to the Closing Date. The net assets of Atlas were recognized at their carrying value immediately prior to the closing of the Business Combination with no goodwill or other intangible assets recorded and were as follows, net of transaction costs (in millions):

Cash	$201.8
Warrant liability	(39.5)
Net assets acquired	$162.3

The Company has accounted for the Business Combination as a tax-free reorganization.

Additionally, as part of the recapitalization, 1,875,000 shares of Atlas Class A common stock held by Atlas Crest Investment LLC (the “Atlas Sponsor”) were exchanged with 1,875,000 shares of New Archer Class A common stock that will be subject to forfeiture if the vesting condition is not met over the three-year term following the Closing Date. The vesting condition states that these earn-out shares of New Archer Class A common stock will vest if the New Archer’s Class A common stock volume weighted-average price, as defined in the Amended and Restated Sponsor Letter Agreement, by and among Atlas Sponsor, Atlas, Legacy Archer, and the individuals named therein, is greater than or equal to $12.00 per share for any period of ten (10) trading days out of twenty (20) consecutive trading days.

The earn-out shares were recognized at fair value upon the closing of the Business Combination and classified in stockholders’ equity (with no net impact to APIC) since the earn-out shares were determined to be indexed to the Company’s own equity and meet the requirements for equity classification.

Pursuant to the terms of the Business Combination Agreement, all of the issued and outstanding series seed redeemable convertible preferred stock and series A redeemable convertible preferred stock converted into 64,884,120 shares of Legacy Archer common stock immediately prior to the Business Combination. Then, as of the closing of the Business Combination, all outstanding shares of Legacy Archer common stock converted into 124,735,762 shares of New Archer Class A and B common stock. Additionally, each of Legacy Archer options, RSUs, and warrants that were outstanding immediately prior to the closing of the Business Combination remained outstanding and converted into options, RSUs, and warrants for New Archer Class A and Class B common stock equal to the number of the Company’s common stock, subject to such options, RSUs, or warrants, multiplied by the Exchange Ratio at an exercise price per share equal to the current exercise price per share for such option or warrant divided by the Exchange Ratio, with the aggregate number of shares of New Archer Class A and B common stock issuable upon exercise of such options, RSUs, and warrants to be 60,260,483. Additionally, 10,004,612 of outstanding RSUs vested at the closing of the Business Combination into New Archer Class B common stock.

Substantially concurrently with the execution of the Business Combination Agreement, Atlas entered into Subscription Agreements (the “Subscription Agreements”) with certain investors in the PIPE Financing (the “Subscription Investors”). Pursuant to the Subscription Agreements, the Subscription Investors agreed to purchase, and Atlas agreed to sell to the Subscription Investors, an aggregate of 60,000,000 shares of New Archer Class A common stock for a purchase price of $10.00 per share, or an aggregate of $600 million in gross cash proceeds. Pursuant to the Subscription Agreements, Atlas granted certain registration rights to the Subscription Investors with respect to the shares issued and sold in the PIPE Financing. The closing of the PIPE Financing occurred immediately prior to the closing of the Business Combination. In conjunction with the PIPE Financing, 1,512,500 shares of New Archer Class A common stock were issued to satisfy certain fees related to the Business Combination and PIPE Financing.

The number of shares of common stock issued immediately following the consummation of the Business Combination were as follows:

	Number of shares
Class A and B common stock outstanding on July 1, 2021	52,572,374
Common stock issued through option exercises between July 1, 2021 and September 16, 2021	4,738,344
Vesting of unvested shares between July 1, 2021 and September 16, 2021	2,540,925
Common stock outstanding prior to the Business Combination		59,851,643
Conversion of preferred stock	64,884,120
Common stock attributable to Atlas	36,385,693
Adjustment related to reverse recapitalization*		101,269,813
Restricted stock units vested at closing		10,004,612
Common stock attributable to PIPE Financing		61,512,500
Total shares of common stock as of closing of the Business Combination and related transactions as of September 16, 2021		232,638,568
*

The corresponding adjustment to APIC related to the reverse recapitalization was comprised of (i) $162.3 million which represents the fair value of the consideration transferred in the Business Combination, less the excess of the fair value of the shares issued over the value of the net monetary assets of Atlas, net of transaction costs and (ii) $61.5 million which represents the conversion of the convertible preferred stock into New Archer Class A and Class B common stock.

At the Closing Date, Legacy Archer had 56,390,023 outstanding options and RSUs under the 2019 Plan (as defined below) in addition to 13,112,602 outstanding warrants, which remained outstanding and converted into 70,265,095 options, RSUs, and warrants in New Archer Class A or B common stock, as derived by multiplying the number of Legacy Archer common stock subject to such option or warrant by the Exchange Ratio. In addition, of the RSUs outstanding immediately prior to the closing of the Business Combination, 10,004,612 vested at closing into New Archer Class B common stock. The options and warrants shall be exercised at an exercise price per share equal to the current exercise price per share for such option or warrant divided by the Exchange Ratio.

Following the Business Combination, Atlas’ warrants to purchase 24,666,667 shares of New Archer Class A common stock, consisting of (i) 16,666,667 public warrants listed on the NYSE and (ii) 8,000,000 private warrants, each with an exercise price of $11.50 per share, remained outstanding.

As part of the closing, total direct and incremental transaction costs aggregated $81.8 million, of which $10.9 million was expensed as part of the Business Combination, $55.8 million was recorded to APIC as equity issuance costs, and the remaining $15.1 million was settled through the issuance of shares of New Archer Class A common stock.